COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.  COMMITMENTS AND CONTINGENCIES

(a)       Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2013 were as follows:

Year ending December 31,
2014	1,518,977
2015	1,668,913
2016	1,669,649
2017	1,656,520
2018	1,604,292
Thereafter	10,695,245
Total	18,813,596

(b)       Purchase Commitments

As of December 31, 2013, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB77,578, which is expected to be incurred within one year.

(c)       Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.